Loans (Tables)	12 Months Ended
Dec. 31, 2025
Loans
Major classifications of loans
(Dollars in thousands)
	December 31, 2025	December 31, 2024
Real estate loans:
Construction and land development	$124,089	122,328
Single-family residential	403,992	384,509
Commercial	525,099	471,444
Multifamily and farmland	73,361	69,671
Total real estate loans	1,126,541	1,047,952

Loans not secured by real estate:
Commercial	63,035	63,837
Farm	318	401
Consumer	6,260	6,475
All other	8,234	19,739

Total loans	1,204,388	1,138,404

Less allowance for credit losses	(10,126)	(9,995)

Total net loans	$1,194,262	1,128,409
	December 31, 2025		December 31, 2024

		Allowance for		Allowance for
(Dollars in thousands)	Amortized Cost	Credit Losses	Amortized Cost	Credit Losses
Real estate loans:
Construction and land development	$58	1	37	-
Single-family residential	3,642	31	3,720	-
Commercial	476	55	426	-
Multifamily and farmland	-	-	-	-
Total real estate loans	4,176	87	4,183	-

Loans not secured by real estate:
Commercial	-	-	248	-
Consumer	-	-	-	-
Total	$4,176	87	4,431	-

Age analysis of past due loans, by loan type
December 31, 2025
(Dollars in thousands)
	Loans 30-89 Days Past Due	Nonaccrual Loans	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$202	58	260	123,829	124,089	-
Single-family residential	4,635	3,642	8,277	395,715	403,992	-
Commercial	299	476	775	524,324	525,099	-
Multifamily and farmland	-	-	-	73,361	73,361	-
Total real estate loans	5,136	4,176	9,312	1,117,229	1,126,541	-

Loans not secured by real estate:
Commercial	-	-	-	63,035	63,035	-
Farm	-	-	-	318	318	-
Consumer	26	-	26	6,234	6,260	-
All other	-	-	-	8,234	8,234	-
Total loans	$5,162	4,176	9,338	1,195,050	1,204,388	-
December 31, 2024
(Dollars in thousands)
	Loans 30-89 Days Past Due	Nonaccrual Loans	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$131	37	168	122,160	122,328	-
Single-family residential	5,434	3,720	9,154	375,355	384,509	-
Commercial	87	426	513	470,931	471,444	-
Multifamily and farmland	-	-	-	69,671	69,671	-
Total real estate loans	5,652	4,183	9,835	1,038,117	1,047,952	-

Loans not secured by real estate:
Commercial	360	248	608	63,229	63,837	-
Farm	-	-	-	401	401	-
Consumer	33	9	42	6,433	6,475	-
All other	-	-	-	19,739	19,739	-
Total loans	$6,045	4,440	10,485	1,127,919	1,138,404	-

Non-accrual loans
	December 31, 2025
	Nonaccrual Loans	Nonaccrual Loans	Total
	With No	With	Nonaccrual
(Dollars in thousands)	Allowance	Allowance	Loans
Real estate loans:
Construction and land development	$-	58	58
Single-family residential	-	3,642	3,642
Commercial	-	476	476
Multifamily and farmland	-	-	-
Total real estate loans	-	4,176	4,176

Loans not secured by real estate:
Commercial	-	-	-
Consumer	-	-	-
Total	$-	4,176	4,176

	December 31, 2024
	Nonaccrual Loans	Nonaccrual Loans	Total
	With No	With	Nonaccrual
(Dollars in thousands)	Allowance	Allowance	Loans
Real estate loans:
Construction and land development	$37	-	37
Single-family residential	3,720	-	3,720
Commercial	426	-	426
Multifamily and farmland	-	-	-
Total real estate loans	4,183	-	4,183

Loans not secured by real estate:
Commercial	248	-	248
Consumer	9	-	9
Total	$4,440	-	4,440

Amortized cost of collateral dependent loans
	December 31, 2025
					Financial Assets
(Dollars in thousands)					Not Considered
	Residential Property	Developed Land	Commercial Property	Business Assets	Collateral Dependent	Total
Real estate loans:
Construction and land development	$58	-	-	-	-	58
Single-family residential	3,642	-	-	-	-	3,642
Commercial	-	-	476	-	-	476
Multifamily and farmland	-	-	-	-	-	-
Total real estate loans	3,700	-	476	-	-	4,176

Loans not secured by real estate:
Commercial	-	-	-	-	-	-
Consumer	-	-	-	-	-	-
Total	$3,700	-	476	-	-	4,176
Collateral Value	$13,276	-	487	-
	December 31, 2024
					Financial Assets
(Dollars in thousands)					Not Considered
	Residential Property	Developed Land	Commercial Property	Business Assets	Collateral Dependent	Total
Real estate loans:
Construction and land development	$-	37	-	-	-	37
Single-family residential	3,720	-	-	-	-	3,720
Commercial	-	-	426	-	-	426
Multifamily and farmland	-	-	-	-	-	-
Total real estate loans	3,720	37	426	-	-	4,183

Loans not secured by real estate:
Commercial	-	-	-	248	-	248
Consumer	-	-	-	-	9	9
Total	$3,720	37	426	248	9	4,440
Collateral Value	$9,648	88	944	272

Loan disaggregation by its class and concession granted
(Dollars in thousands)

	Amortized Cost Basis at December 31, 2024	% of Loan Class	Modification Type	Financial Effect
Loan class:
Single-family residential	$229	0.06%	Interest rate reduction and term extension	Adjustable rate loan converted to fixed rate loan and HELOC converted to amortizing term loan
Total	$229
December 31, 2024
(Dollars in thousands)
	Payment Status (Amortized Cost Basis)
	Current	30 - 89 Days Past Due	90 + Days Past Due
Loan type:
Single-family residential	$229
Total	$229	-	-

Schedule Of allowance of credit losses
(Dollars in thousands)
	For the Year Ended	For the Year Ended
	December 31, 2025	December 31, 2024
Real estate loans:
Single-family residential	$20	39
Commercial	1	9
Total real estate loans	21	48

Loans not secured by real estate:
Commercial	-	8
Consumer	-	2

Total	$21	58
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Total
Twelve months ended December 31, 2025
Allowance for credit losses:
Beginning balance	$3,385	3,386	2,322	246	446	1	209	9,995
Charge-offs	(31)	(5)	-	-	(287)	-	(529)	(852)
Recoveries	31	54	-	-	77	-	185	347
Provision (recovery) for
credit losses (1)	(83)	62	153	(12)	217	-	299	636
Ending balance	$3,302	3,497	2,475	234	453	1	164	10,126
Allowance for credit loss-loans	$3,302	3,497	2,475	234	453	1	164	10,126
Allowance for credit loss
unfunded loan commitments	1,370	8	6	-	15	-	4	1,403
Total allowance for credit losses	$4,672	3,505	2,481	234	468	1	168	11,529

(1) Excludes provision for credit losses related to unfunded commitments. Note 11,"Commitments and Contingencies" in the consolidated financial statements provides more detail concerning the provision for credit losses related to unfunded commitments.

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Total
Twelve months ended December 31, 2024
Allowance for credit losses:
Beginning balance	$3,913	3,484	2,317	268	812	2	245	11,041
Charge-offs	-	(131)	-	-	(1,134)	-	(716)	(1,981)
Recoveries	-	129	202	-	55	-	165	551
Provision (recovery) for
credit losses (1)	(528)	(96)	(197)	(22)	713	(1)	515	384
Ending balance	$3,385	3,386	2,322	246	446	1	209	9,995
Allowance for credit loss-loans	$3,385	3,386	2,322	246	446	1	209	9,995
Allowance for credit loss
unfunded loan commitments	1,096	3	-	-	-	-	2	1,101
Total allowance for credit losses	$4,481	3,389	2,322	246	446	1	211	11,096

(1) Excludes provision for credit losses related to unfunded commitments. Note 11,"Commitments and Contingencies" in the consolidated financial statements provides more detail concerning the provision for credit losses related to unfunded commitments.

Schedule of credit quality indicator and amortized cost of bank's loan
	Term Loans by Origination Year							Revolving
								Loans
(Dollars in thousands)							Revolving	Converted to	Total
	2025	2024	2023	2022	2021	Prior	Loans	Term Loans	Loans
December 31, 2025
Real Estate Loans
Construction and land
development
Pass	$41,682	23,371	22,111	19,201	4,426	7,331	-	5,421	123,543
Watch	-	-	-	-	436	-	-	-	436
Substandard	-	-	58	-	-	52	-	-	110
Total Construction and
land development	$41,682	23,371	22,169	19,201	4,862	7,383	-	5,421	124,089
Single family
Pass	$36,508	23,334	32,831	67,865	40,429	74,262	122,541	-	397,770
Watch	-	-	-	600	-	1,280	-	-	1,880
Substandard	97	108	195	-	91	3,096	755	-	4,342
Total single family	$36,605	23,442	33,026	68,465	40,520	78,638	123,296	-	403,992
Commercial
Pass	$85,400	60,520	43,489	135,504	64,216	130,607	3,818	-	523,554
Watch	-	-	-	-	-	1,070	-	-	1,070
Substandard	-	-	-	430	45	-	-	-	475
Total commercial	$85,400	60,520	43,489	135,934	64,261	131,677	3,818	-	525,099
Multifamily and farmland
Pass	$12,250	1,250	7,910	18,603	19,874	13,336	100	-	73,323
Watch	-	-	-	-	-	38	-	-	38
Substandard	-	-	-	-	-	-	-	-	-
Total multifamily and
farmland	$12,250	1,250	7,910	18,603	19,874	13,374	100	-	73,361
Total real estate loans	$175,937	108,583	106,594	242,203	129,517	231,072	127,214	5,421	1,126,541
Loans not secured by real estate
Commercial
Pass	$13,435	7,125	10,925	3,391	1,675	9,477	16,799	-	62,827
Watch	-	-	-	125	14	69	-	-	208
Substandard	-	-	-	-	-	-	-	-	-
Total Commercial	$13,435	7,125	10,925	3,516	1,689	9,546	16,799	-	63,035
Farm
Pass	$91	39	154	4	-	-	30	-	318
Watch	-	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-	-
Total farm	$91	39	154	4	-	-	30	-	318
Consumer
Pass	$2,085	866	612	333	77	73	2,197	-	6,243
Watch	-	-	-	17	-	-	-	-	17
Substandard	-	-	-	-	-	-	-	-	-
Total consumer	$2,085	866	612	350	77	73	2,197	-	6,260
All other
Pass	$550	-	45	5,315	-	2,248	76	-	8,234
Watch	-	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-	-
Total all other	$550	-	45	5,315	-	2,248	76	-	8,234
Total loans not secured
by real estate	$16,161	8,030	11,736	9,185	1,766	11,867	19,102	-	77,847
Total loans	$192,098	116,613	118,330	251,388	131,283	242,939	146,316	5,421	1,204,388
	Term Loans by Origination Year							Revolving
								Loans
(Dollars in thousands)							Revolving	Converted to	Total
	2024	2023	2022	2021	2020	Prior	Loans	Term Loans	Loans
December 31, 2024
Real Estate Loans
Construction and land
development
Pass	$41,171	29,503	34,495	6,836	5,792	4,020	-	-	121,817
Watch	-	-	-	443	-	-	-	-	443
Substandard	-	-	-	-	-	68	-	-	68
Total Construction and
land development	$41,171	29,503	34,495	7,279	5,792	4,088	-	-	122,328
Single family
Pass	$22,169	35,865	73,663	43,900	22,363	66,074	113,067	-	377,101
Watch	-	-	-	-	-	1,469	993	-	2,462
Substandard	-	31	1,000	-	124	3,467	324	-	4,946
Total single family	$22,169	35,896	74,663	43,900	22,487	71,010	114,384	-	384,509
Commercial
Pass	$56,411	46,589	135,881	71,066	58,223	97,122	2,296	-	467,588
Watch	-	-	-	-	87	2,943	-	-	3,030
Substandard	-	-	-	-	400	426	-	-	826
Total commercial	$56,411	46,589	135,881	71,066	58,710	100,491	2,296	-	471,444
Multifamily and farmland
Pass	$998	8,455	20,786	20,638	6,055	12,186	443	-	69,561
Watch	-	-	-	-	-	43	-	-	43
Substandard	-	-	-	-	-	67	-	-	67
Total multifamily and
farmland	$998	8,455	20,786	20,638	6,055	12,296	443	-	69,671
Total real estate loans	$120,749	120,443	265,825	142,883	93,044	187,885	117,123	-	1,047,952
Loans not secured by real estate
Commercial
Pass	$9,153	11,335	6,045	3,107	1,707	11,864	20,032	-	63,243
Watch	-	-	136	19	23	167	1	-	346
Substandard	-	25	223	-	-	-	-	-	248
Total Commercial	$9,153	11,360	6,404	3,126	1,730	12,031	20,033	-	63,837
Farm
Pass	$53	195	17	50	-	-	86	-	401
Watch	-	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-	-
Total farm	$53	195	17	50	-	-	86	-	401
Consumer
Pass	$1,777	1,232	666	176	99	64	2,397	-	6,411
Watch	-	-	53	-	-	-	-	-	53
Substandard	-	-	-	-	-	8	3	-	11
Total consumer	$1,777	1,232	719	176	99	72	2,400	-	6,475
All other
Pass	$972	-	10,002	376	217	2,878	5,164	-	19,609
Watch	-	-	-	-	-	130	-	-	130
Substandard	-	-	-	-	-	-	-	-	-
Total all other	$972	-	10,002	376	217	3,008	5,164	-	19,739
Total loans not secured
by real estate	$11,955	12,787	17,142	3,728	2,046	15,111	27,683	-	90,452
Total loans	$132,704	133,230	282,967	146,611	95,090	202,996	144,806	-	1,138,404

Schedule of credit quality indicator gross loan charge off
December 31, 2025	Gross Loan Charge-offs by Origination Year							Revolving
								Loans
(dollars in thousands)							Revolving	Converted to	Total
	2025	2024	2023	2022	2021	Prior	Loans	Term Loans	Loans
Real estate loans:
Construction and land development	$-	-	31	-	-	-	-	-	31
Single-family residential	-	-	-	-	-	-	5	-	5
Commercial	-	-	-	-	-	-	-	-	-
Multifamily and farmland	-	-	-	-	-	-	-	-	-
Total real estate loans	-	-	31	-	-	-	5	-	36
Loans not secured by real estate:
Commercial	100	-	27	39	9	112	-	-	287
Consumer	16	6	2	4	-	501	-	-	529
All other	-	-	-	-	-	-	-	-	-

Total gross charge-offs	$116	6	60	43	9	613	5	-	852
December 31, 2024	Gross Loan Charge-offs by Origination Year							Revolving
								Loans
(dollars in thousands)							Revolving	Converted to	Total
	2024	2023	2022	2021	2020	Prior	Loans	Term Loans	Loans
Real estate loans:
Construction and land development	$-	-	-	-	-	-	-	-	-
Single-family residential	-	-	126	-	-	5	-	-	131
Commercial	-	-	-	-	-	-	-	-	-
Multifamily and farmland	-	-	-	-	-	-	-	-	-
Total real estate loans	-	-	126	-	-	5	-	-	131
Loans not secured by real estate:
Commercial	-	447	397	74	179	37	-	-	1,134
Consumer	5	37	9	-	1	557	-	-	609
All other	-	-	-	-	-	107	-	-	107

Total gross charge-offs	$5	484	532	74	180	706	-	-	1,981